Unit-Based Compensation - Performance Phantom Units (Details) - Hi-Crush Partners LP Long Term Incentive Plan - Performance Phantom Units - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Performance Phantom Units
Outstanding units at beginning of period	136,570
Granted units	112,345
Forfeited units	(47,394)
Outstanding units at end of period	201,521	136,570
Grant Date Weighted-Average Fair Value per Unit
Outstanding units at beginning of period (usd per unit)	$ 46.85
Granted (usd per unit)	15.94	$ 37.52	$ 65.57
Forfeited (usd per unit)	49.34
Outstanding units at end of period (usd per unit)	$ 29.03	$ 46.85